CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603


                                   May 7, 2009





Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:  Mr. Houghton R. Hallock, Jr.


       Re:  Energy Income and Growth Fund


Dear Mr. Hallock:

        On behalf of Energy Income and Growth Fund (the "Registrant"), we are transmitting Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940.

        If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

                             Very truly yours,

                             CHAPMAN AND CUTLER LLP


                             By:        /s/ Walter L. Draney
                                  ----------------------------------------
                                         Walter L. Draney

Enclosures
cc:  Jeffrey Long
     W. Scott Jardine
     Eric F. Fess